4. INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORY

Inventory at March 31, 2015 and December 31, 2014 is comprised of the following:

	March 31, 2015	December 31, 2014

Raw materials	$10,524,822	$11,209,119
Finished goods	255,633	457,132
	$10,780,455	$11,666,251
Inventory at December 31, 2014 and 2013 is comprised of the following:
	2014	2013

Raw materials	$11,209,119	$1,867,751
Work in process	–	470,442
Finished goods	457,132	135,129
	$11,666,251	$2,473,322